                         TREASURY MONEY PORTFOLIO                              7
                         -------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
========================================================================================================================
December 31, 1995
------------------------------------------------------------------------------------------------------------------------
ASSETS
------------------------------------------------------------------------------------------------------------------------
    Investments, at Value (including Repurchase Agreements amounting to $934,107,061)                     $1,931,571,982
------------------------------------------------------------------------------------------------------------------------
    Interest Receivable                                                                                        9,881,545
------------------------------------------------------------------------------------------------------------------------
    Prepaid Expenses and Other                                                                                     9,051
------------------------------------------------------------------------------------------------------------------------
    Total Assets                                                                                           1,941,462,578
------------------------------------------------------------------------------------------------------------------------

LIABILITIES
------------------------------------------------------------------------------------------------------------------------
    Due to Bankers Trust                                                                                         339,711
------------------------------------------------------------------------------------------------------------------------
    Accrued Expenses and Other                                                                                    41,271
------------------------------------------------------------------------------------------------------------------------
    Total Liabilities                                                                                            380,982
------------------------------------------------------------------------------------------------------------------------

NET ASSETS                                                                                                $1,941,081,596
========================================================================================================================

COMPOSITION OF NET ASSETS
------------------------------------------------------------------------------------------------------------------------
    Paid-in Capital                                                                                       $1,941,081,596
------------------------------------------------------------------------------------------------------------------------
NET ASSETS, DECEMBER 31, 1995                                                                             $1,941,081,596
========================================================================================================================

STATEMENT OF OPERATIONS
========================================================================================================================
For the year ended December 31, 1995

------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
------------------------------------------------------------------------------------------------------------------------
    Interest                                                                                              $   68,065,344
------------------------------------------------------------------------------------------------------------------------

EXPENSES
------------------------------------------------------------------------------------------------------------------------
    Advisory                                                                           $1,764,890
------------------------------------------------------------------------------------------------------------------------
    Administration and Services                                                           588,297
------------------------------------------------------------------------------------------------------------------------
    Professional                                                                           32,849
------------------------------------------------------------------------------------------------------------------------
    Trustees                                                                                1,868
------------------------------------------------------------------------------------------------------------------------
    Miscellaneous                                                                          35,248
------------------------------------------------------------------------------------------------------------------------
    Total Expenses                                                                      2,423,152
------------------------------------------------------------------------------------------------------------------------
    Less: Expenses Absorbed by Bankers Trust                                              (69,965)             2,353,187
------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                                         65,712,157
------------------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN FROM SECURITIES TRANSACTIONS                                                                   244,290
------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                                                                $   65,956,447
========================================================================================================================


                  See Notes to Financial Statements on Page 13

                         TREASURY MONEY PORTFOLIO                              8
                         -------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
=================================================================================================================================
                                                                                                 For the                  For the
                                                                                              year ended               year ended
                                                                                                December                 December
                                                                                                31, 1995                 31, 1994
---------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM:
---------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
---------------------------------------------------------------------------------------------------------------------------------
    Net Investment Income                                                               $     65,712,157          $    30,804,929
---------------------------------------------------------------------------------------------------------------------------------
    Net Realized Gain (Loss) from Securities Transactions                                        244,290                 (124,833)
---------------------------------------------------------------------------------------------------------------------------------
    Net Increase in Net Assets from Operations                                                65,956,447               30,680,096
---------------------------------------------------------------------------------------------------------------------------------

CAPITAL TRANSACTIONS
---------------------------------------------------------------------------------------------------------------------------------
    Proceeds from Capital Invested                                                        12,489,163,533            6,929,406,671
---------------------------------------------------------------------------------------------------------------------------------
    Value of Capital Withdrawn                                                           (11,496,812,976)          (6,866,790,869)
---------------------------------------------------------------------------------------------------------------------------------
    Net Increase in Net Assets from Capital Transactions                                     992,350,557               62,615,802
---------------------------------------------------------------------------------------------------------------------------------

    TOTAL INCREASE IN NET ASSETS                                                           1,058,307,004               93,295,898
=================================================================================================================================
NET ASSETS
---------------------------------------------------------------------------------------------------------------------------------
    Beginning of Year                                                                        882,774,592              789,478,694
---------------------------------------------------------------------------------------------------------------------------------
    End of Year                                                                        $   1,941,081,596          $   882,774,592
=================================================================================================================================

FINANCIAL HIGHLIGHTS
================================================================================
Contained below are selected ratios and supplemental data for each of the years presented for the Treasury Money Portfolio.

---------------------------------------------------------------------------------------------------------------------------------
                                                                             For the year ended December 31,
                                                          -----------------------------------------------------------------------
                                                             1995           1994           1993            1992            1991
---------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA

Ratio of Net Investment Income to
  Average Net Assets                                           5.58%         3.93%          2.93%            3.44%          5.58%

Ratio of Expenses to Average Net Assets                        0.20%         0.20%          0.20%            0.22%          0.25%

Decrease Reflected in Above Ratio of
  Expenses to Average Net Assets
  Due to Absorption of Expenses
  by Bankers Trust                                             0.01%         0.01%          0.01%            0.01%          0.01%

Net Assets, End of Period (000's omitted)                 $1,941,082      $882,775       $789,479       $1,408,114       $671,138


                  See Notes to Financial Statements on Page 13

                         TREASURY MONEY PORTFOLIO                              9
                         -------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================
December 31, 1995


PRINCIPAL
AMOUNT              DESCRIPTION                                                                                       VALUE
===========================================================================================================================
                    UNITED STATES TREASURY BILLS - 23.69%
---------------------------------------------------------------------------------------------------------------------------
$  50,000,000       5.42%, 1/18/96                                                                           $   49,872,028
---------------------------------------------------------------------------------------------------------------------------
   50,000,000       5.44%, 2/8/96                                                                                49,712,757
---------------------------------------------------------------------------------------------------------------------------
   50,000,000       5.47%, 2/22/96                                                                               49,605,306
---------------------------------------------------------------------------------------------------------------------------
    1,000,000       5.35%, 2/29/96                                                                                  991,231
---------------------------------------------------------------------------------------------------------------------------
   50,000,000       5.31%, 3/7/96                                                                                49,513,250
---------------------------------------------------------------------------------------------------------------------------
   25,000,000       5.34%, 3/14/96                                                                               24,729,545
---------------------------------------------------------------------------------------------------------------------------
   25,000,000       5.34%, 4/4/96                                                                                24,651,416
---------------------------------------------------------------------------------------------------------------------------
   25,000,000       5.33%, 5/2/96                                                                                24,548,854
---------------------------------------------------------------------------------------------------------------------------
   70,000,000       5.23%, 5/9/96                                                                                68,688,769
---------------------------------------------------------------------------------------------------------------------------
   30,000,000       4.93%, 5/16/96                                                                               29,441,833
---------------------------------------------------------------------------------------------------------------------------
   40,000,000       5.24%, 5/30/96                                                                               39,127,500
---------------------------------------------------------------------------------------------------------------------------
   50,000,000       5.17%, 6/6/96                                                                                48,872,653
---------------------------------------------------------------------------------------------------------------------------
TOTAL UNITED STATES TREASURY BILLS (COST $459,755,142)                                                       $  459,755,142
===========================================================================================================================
                    UNITED STATES TREASURY NOTES - 27.70%
---------------------------------------------------------------------------------------------------------------------------
$ 125,000,000       4.00%, 1/31/96                                                                           $  124,843,890
---------------------------------------------------------------------------------------------------------------------------
  137,500,000       4.625%, 2/15/96                                                                             137,358,118
---------------------------------------------------------------------------------------------------------------------------
  125,000,000       7.875%, 2/15/96                                                                             125,339,713
---------------------------------------------------------------------------------------------------------------------------
   25,000,000       5.125%, 3/31/96                                                                              25,003,780
---------------------------------------------------------------------------------------------------------------------------
  125,000,000       5.875%, 5/31/96                                                                             125,164,278
---------------------------------------------------------------------------------------------------------------------------
TOTAL UNITED STATES TREASURY NOTES (COST $537,709,779)                                                       $  537,709,779
===========================================================================================================================
                    REPURCHASE AGREEMENTS - 48.12%
---------------------------------------------------------------------------------------------------------------------------
$  55,000,000       Repurchase Agreement with C.S. First Boston, Inc., dated 12/1/95, 5.79%, principal and interest in the amount of $55,274,221, due 1/8/96,
                    (Collateralized by U.S. Treasury Strips, par value of $96,977,000,
                    5.68%, due 5/15/05, value of $57,110,361)                                                $   55,000,000
---------------------------------------------------------------------------------------------------------------------------
  200,000,000       Repurchase Agreement with Goldman Sachs & Co., dated 12/29/95,
                    5.85%, principal and interest in the amount of $200,097,500, due 1/2/96, (Collateralized by U.S. Treasury Notes, par value
                    $182,900,000, 7.75%, due 1/31/00, value of $204,568,431)                                    200,000,000
---------------------------------------------------------------------------------------------------------------------------
  104,107,061       Repurchase Agreement with Merrill Lynch & Co., Inc., dated 12/29/95, 5.50%, principal and interest in the amount of $104,154,777, due 1/2/96,
                    (Collaterized by U.S. Treasury Notes,par value $103,730,000,
                    6.875%, due 10/31/96, value of $106,282,152)                                                104,107,061
---------------------------------------------------------------------------------------------------------------------------
  175,000,000       Repurchase Agreement with Sanwa Bank, Ltd., dated 12/29/95, 5.90%, principal and interest in the amount of $175,086,042, due 1/2/96,
                    (Collateralized by U.S. Treasury Notes, par value $25,277,000, 7.25%, due 8/15/04, value of $28,799,982, $50,000,000, 5.625%, due 10/31/97, value of $50,861,951, $28,000,000, 6.125%, due 5/31/97, value of
                    $28,494,839, $40,000,000, 7.50%, due 2/15/05, value of $46,484,261
                    and $23,000,000, 6.25%, due 8/31/00, value of $24,285,397)                                  175,000,000
---------------------------------------------------------------------------------------------------------------------------


                  See Notes to Financial Statements on Page 13

                         TREASURY MONEY PORTFOLIO                             10
                         -------------------------------------------------------


SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================
December 31, 1995


PRINCIPAL
AMOUNT              DESCRIPTION                                                                                             VALUE
=================================================================================================================================
$ 200,000,000       Repurchase Agreement with Swiss Bank Corp., dated 12/29/95, 5.90%, principal and interest in the amount of $200,098,333, due 1/2/96,
                    (Collateralized by U.S. Treasury Strips, par value of $92,550,000, 5.68%, due 5/15/05, value of $54,503,273, $118,050,000, 5.67%, due 2/15/05, value of $70,996,008 and $114,100,000, 5.49%, due 8/15/02, value
                    of $79,691,719)                                                                               $  200,000,000
--------------------------------------------------------------------------------------------------------------------------------
  200,000,000       Tri Party Repurchase Agreement withMorgan Stanley Group, Inc., dated 12/29/95,
                    5.85%, principal and interest in the amount of $200,097,500, due 1/2/96,
                    (Collateralized by U.S. Treasury Notes, par value of $177,090,000, 7.50%,
                    due 2/15/05, $205,797,445                                                                        200,000,000
--------------------------------------------------------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENTS (Cost $934,107,061)                                                                   $  934,107,061
--------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (Cost $1,931,571,982)                                                                 99.51%    $1,931,571,982
--------------------------------------------------------------------------------------------------------------------------------
Other Assets in Excess of Liabilities                                                                    0.49%         9,509,614
--------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                             100.00%    $1,941,081,596
================================================================================================================================


                  See Notes to Financial Statements on Page 13

                         TREASURY MONEY PORTFOLIO                             13
                         -------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
================================================================================

NOTE 1 - ORGANIZATION AND SIGNIFICANT
ACCOUNTING POLICIES

A. Organization

The Treasury Money Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Portfolio was organized on March 26, 1990, as an unincorporated trust under the laws of New York and commenced operations on July 23, 1990. The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue beneficial interests in the Portfolio.

B. Security Valuation

Investments are valued at amortized cost, which has been determined by the Trustees to represent fair value of the Portfolio's investments.

C. Security Transactions and Investment Income

Security transactions are accounted for on a trade date basis (date the order to buy or sell is executed). Interest income is recorded on the accrual basis and includes amortization of premium and discount on investments. Realized gains and losses from securities transactions are recorded on the identified cost basis.

The Portfolio may enter into repurchase agreements with financial institutions deemed to be creditworthy by the Portfolio's Investment Adviser, subject to the seller's agreement to repurchase and the Portfolio's agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Portfolio's custodian, and pursuant to the terms of the repurchase agreement must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Portfolio will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Portfolio maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

D. Investment Income

The Portfolio determines its net investment income on each valuation day and allocates all such income as well as realized gains and losses from security transactions pro rata among the investors in the Portfolio at the time of such determination.

E. Federal Income Taxes

It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code. Therefore, no federal income tax provision is required. The cost of securities in the Portfolio for federal income tax purposes is the same as for financial reporting purposes.

F. Other

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements.

NOTE 2 - FEES AND TRANSACTIONS WITH AFFILIATES

The Portfolio has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this Administration and Services Agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to the Portfolio in return for a fee computed daily and paid monthly at an annual rate of 0.05 of 1% of the Portfolio's average daily net assets. For the year ended December 31, 1995, this fee aggregated $588,297.

The Portfolio has entered into an Advisory Agreement with Bankers Trust. Under this Advisory Agreement, the Portfolio pays Bankers Trust an advisory fee computed daily and paid monthly at the annual rate of 0.15 of 1% of the Portfolio's average daily net assets. For the year ended December 31, 1995, this fee aggregated $1,764,890.

Bankers Trust has voluntarily undertaken to waive and reimburse expenses of the Portfolio, to the extent necessary, to limit all expenses to 0.20 of 1% of the average daily net assets of the Portfolio. For the year ended December 31, 1995, expenses of the Portfolio have been reduced by $69,965.

Certain trustees and officers of the Portfolio are also directors, officers and/or employees of Signature. None of the trustees so affiliated received compensation for services as trustee of the Portfolio. Similarly, none of the Portfolio's officers received compensation from the Portfolio.

                         TREASURY MONEY PORTFOLIO                            14
                         ------------------------------------------------------


REPORT OF INDEPENDENT ACCOUNTANTS
===============================================================================

To the Trustees and Holders of Beneficial
Interest of the Treasury Money Portfolio:

We have audited the accompanying statement of assets and liabilities of the Treasury Money Portfolio, includ-ing the schedule of portfolio investments, as of December 31, 1995, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Treasury Money Portfolio as of December 31, 1995, the results of its operations, the changes in its net assets, and the financial highlights for the periods referred to above, in conformity with generally accepted accounting principles.


/s/ COOPERS & LYBRAND L.L.P.


Kansas City, Missouri
February 13, 1996